                                   SUPPLEMENT
                             DATED FEBRUARY 1, 2006
      TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS ("PROSPECTUS")
               DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 1, 2005)
                         FOR THE HARTFORD MUTUAL FUNDS

This supplement amends the Prospectus of The Hartford Mutual Funds dated March 1, 2005 (as supplemented June 1, 2005).

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

The Prospectus is revised as follows:

Effective January 12, 2006, Simon H. Thomas assumed lead portfolio manager responsibilities for The Hartford International Small Company Fund along with support from Nikunj Hindocha and Daniel Maguire. Edward Makin will no longer serve as portfolio manager of The Hartford International Small Company Fund. Accordingly, in the Prospectus under "Management of the Funds, Portfolio Managers of the Funds", the paragraph on page 153 under the heading "International Small Company Fund" is replaced with the following:

Simon H. Thomas, Director and Equity Portfolio Manager of Wellington Management International Ltd (an affiliate of Wellington Management), has served as the portfolio manager of the fund since January 2006. Mr. Thomas joined the firm as an investment professional in 2002 and has been involved in portfolio management and securities analysis for the firm for the past four years. Prior to joining the firm, Mr. Thomas attended graduate school at the University of Chicago Business School (2000-2002) and was a Manager at Arthur Andersen (1992-2000).

Nikunj Hindocha, Associate Director and Equity Research Analyst of Wellington Management International Ltd (an affiliate of Wellington Management), joined the firm as an investment professional in 2003. Mr. Hindocha has been involved in portfolio management and securities analysis for the fund since January 2006, and for the firm for the past three years. Prior to joining the firm, Mr. Hindocha was an Analyst on the European Small Cap Investment team at Baring Asset Management (1998-2003).

Daniel Maguire, Equity Research Analyst of Wellington Management International Ltd (an affiliate of Wellington Management), joined the firm as an investment professional in 2004. Mr. Maguire has been involved in portfolio management and securities analysis for the fund since January 2006, and for the firm for the past two years. Prior to joining the firm, Mr. Maguire was an Equity Analyst at Insight Investment Management in the UK (2003-2004) and at HSBC Investment Bank (2000-2003).

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

MFPROSUP-2-06

                                   SUPPLEMENT
                             DATED FEBRUARY 1, 2006
      TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS ("PROSPECTUS")
              DATED MARCH 1, 2005 (AS SUPPLEMENTED MARCH 15, 2005)
                         FOR THE HARTFORD MUTUAL FUNDS

This supplement amends the Prospectus of The Hartford Global/International Funds dated March 1, 2005 (as supplemented March 15, 2005).

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

The Prospectus is revised as follows:

Effective January 12, 2006, Simon H. Thomas assumed lead portfolio manager responsibilities for The Hartford International Small Company Fund along with support from Nikunj Hindocha and Daniel Maguire. Edward Makin will no longer serve as portfolio manager of The Hartford International Small Company Fund. Accordingly, in the Prospectus under "Management of the Funds, Portfolio Managers of the Funds", the paragraph on page 48 under the heading "International Small Company Fund" is replaced with the following:

Simon H. Thomas, Director and Equity Portfolio Manager of Wellington Management International Ltd (an affiliate of Wellington Management), has served as the portfolio manager of the fund since January 2006. Mr. Thomas joined the firm as an investment professional in 2002 and has been involved in portfolio management and securities analysis for the firm for the past four years. Prior to joining the firm, Mr. Thomas attended graduate school at the University of Chicago Business School (2000-2002) and was a Manager at Arthur Andersen (1992-2000).

Nikunj Hindocha, Associate Director and Equity Research Analyst of Wellington Management International Ltd (an affiliate of Wellington Management), joined the firm as an investment professional in 2003. Mr. Hindocha has been involved in portfolio management and securities analysis for the fund since January 2006, and for the firm for the past three years. Prior to joining the firm, Mr. Hindocha was an Analyst on the European Small Cap Investment team at Baring Asset Management (1998-2003).

Daniel Maguire, Equity Research Analyst of Wellington Management International Ltd (an affiliate of Wellington Management), joined the firm as an investment professional in 2004. Mr. Maguire has been involved in portfolio management and securities analysis for the fund since January 2006, and for the firm for the past two years. Prior to joining the firm, Mr. Maguire was an Equity Analyst at Insight Investment Management in the UK (2003-2004) and at HSBC Investment Bank (2000-2003).

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

MFGISFSUP-2-06

                                   SUPPLEMENT
                             DATED FEBRUARY 1, 2006
                TO THE CLASS Y SHARES PROSPECTUS ("PROSPECTUS")
               DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 1, 2005)
                         FOR THE HARTFORD MUTUAL FUNDS

This supplement amends the Prospectus of The Hartford Mutual Funds dated March 1, 2005 (as supplemented June 1, 2005).

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

The Prospectus is revised as follows:

Effective January 12, 2006, Simon H. Thomas assumed lead portfolio manager responsibilities for The Hartford International Small Company Fund along with support from Nikunj Hindocha and Daniel Maguire. Edward Makin will no longer serve as portfolio manager of The Hartford International Small Company Fund. Accordingly, in the Prospectus under "Management of the Funds, Portfolio Managers of the Funds", the paragraph on page 138 under the heading "International Small Company Fund" is replaced with the following:

Simon H. Thomas, Director and Equity Portfolio Manager of Wellington Management International Ltd (an affiliate of Wellington Management), has served as the portfolio manager of the fund since January 2006. Mr. Thomas joined the firm as an investment professional in 2002 and has been involved in portfolio management and securities analysis for the firm for the past four years. Prior to joining the firm, Mr. Thomas attended graduate school at the University of Chicago Business School (2000-2002) and was a Manager at Arthur Andersen (1992-2000).

Nikunj Hindocha, Associate Director and Equity Research Analyst of Wellington Management International Ltd (an affiliate of Wellington Management), joined the firm as an investment professional in 2003. Mr. Hindocha has been involved in portfolio management and securities analysis for the fund since January 2006, and for the firm for the past three years. Prior to joining the firm, Mr. Hindocha was an Analyst on the European Small Cap Investment team at Baring Asset Management (1998-2003).

Daniel Maguire, Equity Research Analyst of Wellington Management International Ltd (an affiliate of Wellington Management), joined the firm as an investment professional in 2004. Mr. Maguire has been involved in portfolio management and securities analysis for the fund since January 2006, and for the firm for the past two years. Prior to joining the firm, Mr. Maguire was an Equity Analyst at Insight Investment Management in the UK (2003-2004) and at HSBC Investment Bank (2000-2003).

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

MFPROYSUP-2-06

                                   SUPPLEMENT
                             DATED FEBRUARY 1, 2006
          TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION ("SAI")
               DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 1, 2005)
                         FOR THE HARTFORD MUTUAL FUNDS

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

Effective January 12, 2006 Simon H. Thomas assumed lead portfolio manager responsibilities for The Hartford International Small Company Fund along with support from Nikunj Hindocha and Daniel Maguire. Edward Makin will no longer serve as portfolio manager of The Hartford International Small Company Fund. Accordingly, the SAI shall be revised as follows:

1. Effective January 12, 2006, in the "Portfolio Managers" section in the "Other Accounts Sub-advised by Wellington Management" table on pages 105-108, the disclosure relating to Edward L. Makin is deleted, the following disclosure is inserted after the row pertaining to Eric C. Stromquist and footnotes f and 32 are added:

                          REGISTERED
                          INVESTMENT
                           COMPANY        ASSETS       POOLED                      OTHER        ASSETS
PORTFOLIO MANAGER          ACCOUNTS      MANAGED      ACCOUNTS   ASSETS MANAGED   ACCOUNTS     MANAGED
-----------------         ----------   ------------   --------   --------------   --------   ------------
Simon H. Thomas(f)            4        $542,800,000      7       $1,273,700,000   17(32)     $987,800,000

Nikunj Hindocha(f)            4        $542,800,000      7       $1,273,700,000   20(32)     $988,000,000

Daniel Maguire(f)             4        $542,800,000      7       $1,273,700,000   16(32)     $987,600,000

---------------

(f) Effective January 12, 2006, Mr. Thomas, Mr. Hindocha and Mr. Maguire have been named as portfolio managers of The Hartford International Small Company Fund. The information provided in the table above is current as of October 31, 2005.

(32) The advisory fee for one of the other accounts listed in the table above is based upon performance. Assets under management in this account total $47,000,000.

2. Effective January 12, 2006, in the "Portfolio Managers" section in the "Equity Securities Beneficially Owned by Portfolio Managers of Wellington Management" table on pages 112-114, the disclosure relating to Edward L. Makin is deleted, the following disclosure is inserted after the row pertaining to Eric C. Stromquist and footnote e is added:

                                                               DOLLAR RANGE OF
                                                              EQUITY SECURITIES
PORTFOLIO MANAGER               FUND(S) SUB-ADVISED           BENEFICIALLY OWNED
-----------------         --------------------------------  ----------------------
Simon H. Thomas(e)        International Small Company Fund      $10,001-50,000

Nikunj Hindocha(e)        International Small Company Fund         None

Daniel Maguire(e)         International Small Company Fund         None

---------------

(e) Effective January 12, 2006, Mr. Thomas, Mr. Hindocha and Mr. Maguire have been named as portfolio managers of The Hartford International Small Company Fund. The information provided in the table above is current as of October 31, 2005.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.